Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2015
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2014 and 2015:

	Yen in millions
	March 31,
	2014	2015
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	1,254	527
Investments and other assets - Other	36,572	2,880

Total	37,826	3,407

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	23,182	57,915
Investments and other assets - Other	159,644	242,404

Total	182,826	300,319

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	7,052	35,594
Investments and other assets - Other	—	—

Total	7,052	35,594

Total derivative assets	227,704	339,320
Counterparty netting	(85,331)	(117,794)
Collateral received	(78,554)	(76,891)

Carrying value of derivative assets	63,819	144,635

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	(1,442)	(4,793)
Other long-term liabilities	—	(401)

Total	(1,442)	(5,194)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(32,569)	(94,801)
Other long-term liabilities	(132,161)	(253,428)

Total	(164,730)	(348,229)

Foreign exchange forward and option contracts
Other current liabilities	(9,468)	(7,307)
Other long-term liabilities	(5)	(1)

Total	(9,473)	(7,308)

Total derivative liabilities	(175,645)	(360,731)
Counterparty netting	85,331	117,794
Collateral posted	61,680	213,937

Carrying value of derivative liabilities	(28,634)	(29,000)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2014 and 2015:

	Yen in millions
	March 31,
	2014		2015
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	151,704	15,135,193	85,561	18,634,479
Foreign exchange forward and option contracts	—	1,965,611	—	2,625,106

Total	151,704	17,100,804	85,561	21,259,585

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2013, 2014 and 2015:

	Yen in millions
	For the years ended March 31,
	2013		2014		2015
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(23,965)	24,738	(2,719)	3,106	(15,488)	15,595

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	(24,204)		199		(57,015)
Foreign exchange gain (loss), net	1,617		(2,862)		6,459
Foreign exchange forward and option contracts
Cost of financing operations	(4,572)		20,333		31,738
Foreign exchange gain (loss), net	(49,239)		(930)		(4,108)